Subsequent Event - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	2 Months Ended	3 Months Ended	0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Jul. 24, 2013	Jan. 31, 2014	Dec. 11, 2013	Mar. 10, 2014	Sep. 30, 2014	Oct. 14, 2014	Aug. 31, 2013	Jul. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447
Warrant to purchase common stock			2,500,000	5,062,500			45,650,654				45,650,654
Warrants exercise price			$ 0.20	$ 0.20														$ 0.25	$ 0.15
Warrant, term			5 years	5 years							5 years
Common stock shares authorized pending approval							300,000,000			600,000,000	300,000,000					600,000,000				300,000,000
Sale of common stock							$ 10,250,000				$ 10,250,000
Series B Warrants [Member]
Subsequent Event [Line Items]
Warrant, term												65 days
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of common stock													10,250,000
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Warrants exercise price										$ 0.0921						0.0921
Warrant, term										5 years 6 months
Date of placement agency engagement letter										Sep. 23, 2014
Placement agent fee										200,000
Adjustments to additional paid in capital, Warrant issued										9,300,000
Reimbursement of fees and expenses										50,000
Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Number of shares of common stock sold										9,866,666
Common stock sold										1,838,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares of common stock sold										8,200,000				1,666,666		0
Sale of common stock														10,250,000
Total number of shares of common stock sold														1,666,666	3,800,000
Common stock sold										1,588,000				250,000	817,000
Lincoln Park Capital Fund, LLC [Member] | Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares of common stock sold															3,800,000
Common stock sold															817,000
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement
Subsequent Event [Line Items]
Effective date of registration statement for resale of shares sold in private placements																	Nov. 13, 2014
Effective date of declaration of registration statement for resale of shares sold in private placements																	Dec. 13, 2014
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement | Class Of Warrant Or Right [Member]
Subsequent Event [Line Items]
Percentage Of Common Stock Resale																	100.00%
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Common stock shares authorized pending approval																	720,000,000
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement | Private placement [Member]
Subsequent Event [Line Items]
Aggregate initial gross proceeds																	2,500,000
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement | Private placement [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Warrant to purchase common stock																	38,777,726
Warrants exercise price																	0.0921
Warrant, term																	5 years 6 months
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement | Private placement [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrant to purchase common stock																	38,777,726
Warrants exercise price																	0.06447
Warrant, term																	6 months
Purchasers [Member] | Subsequent Event [Member] | Securities Purchase Agreement | Private placement [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Warrant to purchase common stock																	38,777,726
Warrants exercise price																	0.06447
Warrant, term																	12 months
Purchasers [Member] | Subsequent Event [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement
Subsequent Event [Line Items]
Percentage Of Common Stock Resale																	200.00%
Purchasers [Member] | Subsequent Event [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement | Private placement [Member]
Subsequent Event [Line Items]
Number of shares of common stock sold																	2,500
Preferred stock, par value per share																	0.001
Preferred stock, stated value per share																	1,000
Convertible preferred stock, common stock shares issuable upon conversion																	38,777,726
Convertible preferred stock, conversion price																	0.06447